Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating
Net (loss) earnings	$ (1,517,427)	$ 32,799
Adjustments:
Accretion	35,318	32,667
Depletion and depreciation	580,461	675,177
Impairment	1,682,344	46,056
Unrealized loss on derivative instruments	100,955	57,427
Equity based compensation	42,906	64,233
Unrealized foreign exchange gain	(49,012)	(57,225)
Unrealized other expense	833	825
Deferred taxes	(374,313)	56,096
Asset retirement obligations settled	(14,278)	(19,442)
Changes in non-cash operating working capital	12,365	(65,148)
Cash flows from operating activities	500,152	823,465
Investing
Drilling and development	(352,481)	(486,677)
Exploration and evaluation	(14,721)	(36,487)
Acquisitions	(25,810)	(38,472)
Changes in non-cash investing working capital	(8,422)	(57,072)
Cash flows used in investing activities	(401,434)	(618,708)
Financing
Borrowings on the revolving credit facility	22,183	214,895
Payments on lease obligations	(25,048)	(26,354)
Cash dividends	(117,737)	(391,549)
Cash flows used in financing activities	(120,602)	(203,008)
Foreign exchange (loss) gain on cash held in foreign currencies	(240)	470
Net change in cash and cash equivalents	(22,124)	2,219
Cash and cash equivalents, beginning of year	29,028	26,809
Cash and cash equivalents, end of year	6,904	29,028
Supplementary information for cash flows from operating activities
Interest paid	74,125	73,783
Income taxes paid	$ 15,218	$ 84,224